Liabilities related to associates and joint ventures (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 13,481	$ 18,700
Non current assets	66,671	75,486
Total assets	80,152	94,186
Current liabilities	13,090	14,655
Non current liabilities	32,534	38,550
Total liabilities	45,624	53,205
Net income (loss) for the year ended	5,975	8,105	$ 18,870
Samarco [Member]
IfrsStatementLineItems [Line Items]
Current assets	659	532
Non current assets	2,924	3,590
Total assets	3,583	4,122
Current liabilities	4,026	3,342
Non current liabilities	17,603	12,179
Total liabilities	21,629	15,521
Negative reserves	(18,046)	(11,399)
Net income (loss) for the year ended	$ (7,371)	$ 2,669